Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 28, 2012
Registrant Name	dei_EntityRegistrantName	PowerShares Exchange-Traded Fund Trust II
Central Index Key	dei_EntityCentralIndexKey	0001378872
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Dec 28, 2012

PowerShares Fundamental Emerging Markets Local Debt Portfolio (Prospectus Summary) | PowerShares Fundamental Emerging Markets Local Debt Portfolio
PowerShares Fundamental Emerging Markets Local Debt Portfolio
Investment Objective
The PowerShares Fundamental Emerging Markets Local Debt Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Citi RAFI Sovereign Emerging Markets Local Currency
Bond Index Master (the "Underlying Index").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Fundamental Emerging Markets Local Debt Portfolio
Management Fees		0.50%
Other Expenses	[1]	none
Total Annual Fund Operating Expenses		0.50%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
PowerShares Fundamental Emerging Markets Local Debt Portfolio	51	160

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.
Principal Investment Strategies
The Fund generally will invest at least 80% of its total assets in the bonds issued by the national governments of emerging market countries that comprise the Underlying Index. The Underlying Index measures the potential return of a portfolio of bonds issued by the national governments of 14 emerging market countries, all in the respective local currency. Research Affiliates, LLC ("RA")
and Citigroup Index LLC ("Citigroup" or the "Index Provider") jointly select the emerging market countries from a set of existing indices that Citigroup has produced that measure government bond markets. To be included in the Underlying
Index, countries must have at least an investment grade domestic sovereign debt rating by either Standard & Poor's ("S&P") or Moody's Investors Service, Inc.
("Moody's").

Strictly in accordance with its existing guidelines and mandated procedures,
Citigroup selects bonds from the eligible emerging market countries for inclusion in the Underlying Index that have at least one year to maturity and a minimum rating of "C" by either S&P or Moody's. Using RA's a proprietary weighting methodology, the Index Provider annually weights the bonds of each selected country in the Underlying Index based on that country's composite rankings in four fundamental measures of a country's economic strength: gross domestic product, population, land area and energy use. As of June 30, 2012, the Underlying Index included bonds issued by the national governments of Brazil,
Colombia, Chile, the Czech Republic, Hungary, Indonesia, Malaysia, Mexico, Peru,
the Philippines, Poland, South Africa, Thailand and Turkey.

The Fund does not purchase all of the securities in the Underlying Index;
instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.
Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the
Fund's ability to obtain recourse may be limited.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Currency Risk. The Fund invests in the bonds of governments located in emerging market countries and much of the income received by the Fund will be in foreign currencies. Because the Fund's net asset value ("NAV") is determined in U.S.
dollars, the Fund's NAV could decline if the currency of the non-U.S. markets in which the Fund invests depreciate against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currencies, increases.

Non-Investment Grade Securities Risk. The Fund may invest in securities that are rated below investment grade (i.e., securities rated below "BBB" by S&P or "Baa"
by Moody's); however, the Fund will only invest in bonds issued by national governments of countries that have a minimum domestic sovereign debt rating of
"C" by either S&P or Moody's. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Valuation Risk. The Fund will invest in foreign bonds and, because foreign exchanges may be open on days when the Fund does not price its shares, the value of the non-U.S. securities in the Fund's portfolio may change on days when you will not be able to purchase or sell your Shares.

Portfolio Turnover Risk. The Fund's Underlying Index rebalances monthly and, as a result, the Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100%
or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to the Fund's shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Market Risk. Securities in the Underlying Index are subject to market fluctuations.
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Additionally, the
Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Although it may hold as many securities as necessary to achieve its investment objective, the Fund, by using a representative sampling approach, generally will hold a smaller number of securities than the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the
Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund effects creations and redemptions primarily for cash, rather than principally for in-kind securities, because of the nature of the Fund's investments. As such, investments in the Fund may be less tax efficient than an investment in conventional ETFs.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the
Fund's performance information will be accessible on the Fund's website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.

Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 28, 2012
PowerShares Fundamental Emerging Markets Local Debt Portfolio (Prospectus Summary) | PowerShares Fundamental Emerging Markets Local Debt Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PowerShares Fundamental Emerging Markets Local Debt Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The PowerShares Fundamental Emerging Markets Local Debt Portfolio (the "Fund")
seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Citi RAFI Sovereign Emerging Markets Local Currency
Bond Index Master (the "Underlying Index").
Expense [Heading]	rr_ExpenseHeading	Fund Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. At the date of this Prospectus, the Fund does not have an operating history and turnover data therefore is not available.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other Expenses" are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. This example does not include the brokerage commissions that investors may pay to buy and sell Shares.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund generally will invest at least 80% of its total assets in the bonds issued by the national governments of emerging market countries that comprise the Underlying Index. The Underlying Index measures the potential return of a portfolio of bonds issued by the national governments of 14 emerging market countries, all in the respective local currency. Research Affiliates, LLC ("RA")
and Citigroup Index LLC ("Citigroup" or the "Index Provider") jointly select the emerging market countries from a set of existing indices that Citigroup has produced that measure government bond markets. To be included in the Underlying
Index, countries must have at least an investment grade domestic sovereign debt rating by either Standard & Poor's ("S&P") or Moody's Investors Service, Inc.
("Moody's").

Strictly in accordance with its existing guidelines and mandated procedures,
Citigroup selects bonds from the eligible emerging market countries for inclusion in the Underlying Index that have at least one year to maturity and a minimum rating of "C" by either S&P or Moody's. Using RA's a proprietary weighting methodology, the Index Provider annually weights the bonds of each selected country in the Underlying Index based on that country's composite rankings in four fundamental measures of a country's economic strength: gross domestic product, population, land area and energy use. As of June 30, 2012, the Underlying Index included bonds issued by the national governments of Brazil,
Colombia, Chile, the Czech Republic, Hungary, Indonesia, Malaysia, Mexico, Peru,
the Philippines, Poland, South Africa, Thailand and Turkey.

The Fund does not purchase all of the securities in the Underlying Index;
instead, the Fund utilizes a "sampling" methodology to seek to achieve its investment objective.

Concentration Policy. The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments (i.e., invest more than 25% of the value of its net assets) in securities of issuers in any one industry or group of industries only to the extent that the Underlying Index reflects a concentration in that industry or group of industries. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or group of industries.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following summarizes the principal risks of the Fund.

Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities.
Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may adversely affect the value of the security.

Sovereign Debt Risk. Risks of sovereign debt include the availability of sufficient foreign exchange on the date a payment is due, the relative size of the debt service burden to the economy as a whole, and the government debtor's policy towards the International Monetary Fund and the political constraints to which a government debtor may be subject. The governmental authority that controls the repayment of sovereign debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to the extent of its foreign reserves. If an issuer of sovereign debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the
Fund's ability to obtain recourse may be limited.

Emerging Markets Sovereign Debt Risk. Government obligors in emerging market countries are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Historically, certain issuers of the government debt securities in which the Fund may invest have experienced substantial difficulties in meeting their external debt obligations, resulting in defaults on certain obligations and the restructuring of certain indebtedness. Such restructuring arrangements have included obtaining additional credit to finance outstanding obligations and the reduction and rescheduling of payments of interest and principal through the negotiation of new or amended credit agreements.

Currency Risk. The Fund invests in the bonds of governments located in emerging market countries and much of the income received by the Fund will be in foreign currencies. Because the Fund's net asset value ("NAV") is determined in U.S.
dollars, the Fund's NAV could decline if the currency of the non-U.S. markets in which the Fund invests depreciate against the U.S. dollar, even if the value of the Fund's holdings, measured in the foreign currencies, increases.

Non-Investment Grade Securities Risk. The Fund may invest in securities that are rated below investment grade (i.e., securities rated below "BBB" by S&P or "Baa"
by Moody's); however, the Fund will only invest in bonds issued by national governments of countries that have a minimum domestic sovereign debt rating of
"C" by either S&P or Moody's. Non-investment grade securities and unrated securities of comparable credit quality are subject to the increased risk of an issuer's inability to meet principal and interest payment obligations. These securities may be subject to greater price volatility due to such factors as interest rate sensitivity, negative perceptions of the non-investment grade securities markets generally, real or perceived adverse economic conditions and less secondary market liquidity. If the issuer of non-investment grade securities defaults, the Fund may incur additional expenses to seek recovery.

Liquidity Risk. Liquidity risk exists when a particular investment is difficult to purchase or sell. If the Fund invests in illiquid securities or current portfolio securities become illiquid, it may reduce the returns of the Fund because the Fund may be unable to sell the illiquid securities at an advantageous time or price.

Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will "call" (or prepay) their bonds before their maturity date. If an issuer exercised such a call during a period of declining interest rates, the Fund may have to replace such called security with a lower yielding security. If that were to happen, the Fund's net investment income could fall.

Valuation Risk. The Fund will invest in foreign bonds and, because foreign exchanges may be open on days when the Fund does not price its shares, the value of the non-U.S. securities in the Fund's portfolio may change on days when you will not be able to purchase or sell your Shares.

Portfolio Turnover Risk. The Fund's Underlying Index rebalances monthly and, as a result, the Fund may engage in frequent trading of its portfolio securities in connection with the rebalancing or adjustment of the Underlying Index. This may result in a high portfolio turnover rate. A portfolio turnover rate of 200%, for example, is equivalent to the Fund buying and selling all of its securities two times during the course of a year. A high portfolio turnover rate (such as 100%
or more) could result in high brokerage costs for the Fund. A high portfolio turnover rate also can result in an increase in taxable capital gains distributions to the Fund's shareholders and an increased likelihood that the capital gains will be taxable at ordinary rates.

Market Risk. Securities in the Underlying Index are subject to market fluctuations.
You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the Underlying Index.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's NAV.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Index for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Index, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying Index. Additionally, the
Fund's use of a representative sampling approach may cause the Fund not to be as well-correlated with the return of the Underlying Index as would be the case if the Fund purchased all of the securities in the Underlying Index in the proportions represented in the Underlying Index. In addition, the performance of the Fund and the Underlying Index may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Index resulting from legal restrictions, cost or liquidity constraints.

Sampling Risk. Although it may hold as many securities as necessary to achieve its investment objective, the Fund, by using a representative sampling approach, generally will hold a smaller number of securities than the Underlying Index. As a result, an adverse development to an issuer of securities that the Fund holds could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Underlying Index. To the extent the assets in the
Fund are smaller, these risks will be greater.

Cash Transaction Risk. Unlike most exchange-traded funds ("ETFs"), the Fund effects creations and redemptions primarily for cash, rather than principally for in-kind securities, because of the nature of the Fund's investments. As such, investments in the Fund may be less tax efficient than an investment in conventional ETFs.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Index.
Therefore, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from its Underlying Index, even if that security generally is underperforming.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Risk Lose Money [Text]	rr_RiskLoseMoney	The Shares will change in value, and you could lose money by investing in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history. Once available, the
Fund's performance information will be accessible on the Fund's website at www.invescopowershares.com and will provide some indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	As of the date of this Prospectus, the Fund has not commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.invescopowershares.com
PowerShares Fundamental Emerging Markets Local Debt Portfolio (Prospectus Summary) | PowerShares Fundamental Emerging Markets Local Debt Portfolio | PowerShares Fundamental Emerging Markets Local Debt Portfolio
Risk Return [Abstract]	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	160

[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.